Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2021
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates
NOTE 12.	INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
A. The investments in joint ventures and associates as of December 31, 2021 and 2020 were as follows:

	Percentage of investment	December 31,
		2021		2020
Deer Park Refining Limited	49.995%	Ps.	6,703,324	Ps.	9,635,176
Sierrita Gas Pipeline LLC	35.00%		1,187,170		1,232,464
Frontera Brownsville, LLC.	50.00%		456,503		479,520
Texas Frontera, LLC.	50.00%		195,814		197,708
CH 4 Energía, S. A. de C.V.	50.00%		174,321		141,339
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%		110,344		208,152
Other-net	Various		130,800		120,770
Total			8,958,276		12,015,129
(Impairment) in joint venture Deer Park Refining Limited (1)			(6,703,324)		—

		Ps.	2,254,952	Ps.	12,015,129

(1)	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B).
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2021		2020		2019
Deer Park Refining Limited	Ps.	(3,374,314)	Ps.	(4,056,037)	Ps.	(1,438,308)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		(97,809)		42,782		46,893
Sierrita Gas Pipeline LLC		200,260		182,805		118,959
Frontera Brownsville, LLC.		34,670		55,738		47,719
CH4 Energía S.A. de C.V.		32,983		21,224		36,864
Texas Frontera, LLC.		20,892		34,486		47,585
Ductos el Peninsular, S. A. P. I. de C. V.		(100)		(1,097)		(17,605)
Other, net		95,311		179,566		—

(Loss) profit sharing in joint ventures and associates, net	Ps.	(3,088,107)	Ps.	(3,540,533)	Ps.	(1,157,893)

In addition, as of December 31, 2021, PEMEX recognized an impairment in Deer Park of Ps. (6,703,324).

The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019:

i.	Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021		2020
Cash and cash equivalents	Ps.	16,961	Ps.	29,504
Other current assets		2,747,712		294,742

Current assets		2,764,673		324,246
Non-current assets		43,991,962		43,348,665
Total assets		46,756,635		43,672,911

Current financial liabilities		20,056,315		11,617,624
Other current liabilities		1,040,825		523,354

Current liabilities		21,097,140		12,140,978
Non-current financial liabilities		11,000,707		11,158,305
Other liabilities		1,250,799		1,101,348

Non-current liabilities		12,251,506		12,259,653

Total liabilities		33,348,646		24,400,631
Total equity		13,407,989		19,272,280

Total liabilities and equity	Ps.	46,756,635	Ps.	43,672,911

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021 (1)	2020 (2)	2019 (3)
Sales and other income	Ps. 10,706,417	Ps. 8,114,474	Ps. 13,560,847
Costs and expenses	12,539,324	10,770,248	11,775,836
Depreciation and amortization	4,223,056	4,776,575	4,088,972
Interest paid	684,673	674,504	565,392
Income tax	8,660	6,028	7,551

Net result	Ps. (6,749,296)	Ps. (8,112,881)	Ps. (2,876,904)

(1)
The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.

(2)	The net loss in 2020, was the result of the economic slowdown and the decline in consumption of refined products caused by COVID-19.
(3)	2019 net loss was due to the major maintenance of the R efinery that produced a decrease in the processing of crude oil in refined products.
ii.	Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2021	2020
Current assets	Ps.134,266	Ps.186,919
Non-current assets	3,354,987	3,417,052

Total assets	3,489,253	3,603,971

Current liabilities	97,339	82,647

Total liabilities	97,339	82,647
Total equity	3,391,914	3,521,324

Total liabilities and equity	Ps. 3,489,253	Ps. 3,603,971

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2021		2020		2019
Sales and other income	Ps.	957,549	Ps.	942,024	Ps.	669,579
Costs and expenses		385,376		419,729		329,695

Net result	Ps.	572,173	Ps.	522,295	Ps.	339,884

B. Additional information about the significant investments in joint ventures and associates is presented below:

•
Deer Park Refining Limited Partnership L.P.
(“Deer Park”)
(Joint venture)
. On March 31, 1993, PMI NASA acquired 49.995% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell wa
s responsible for the operation and management of the refinery (installed capacity of approximately 340,000 barrels per day of crude oil).

Management decisions were made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants had the rights to the net assets in the proportion of their participation. This joint venture was recorded under the equity method.
The investment in Deer Park as of December 31, 2021 was Ps. 6,703,324, which represented the PMI NASA’s 49.995% in Deer Park (see subsection A).
COVID-19 negatively impacted the energy industry due to mobility restrictions and stoppages in several industries;
for the Deer Park refinery these impacts were observed on the reduction in refining margins due to lower demand in fuels. Therefore, at the beginning of 2021 Deer Park’s partners decided to support the refinery financially, given problems with liquidity toward the end of 2020.
The support from Deer Park’s partners allowed us to continue the operation of the refinery. During 2021, there were three material impacts on the results:

a.	Low refining margins due to lower international demand as a result of the COVID-19 pandemic.

b.
Winter Storm Suspension. In February 2021, industries within the Texas area were affected by heavy snowfall. For Deer Park refinery, this scenario resulted in a total emergency stoppage and the activities resumed by the last week of March 2021. However, repair activities were required and were completed in November 2021.

c.
As established under the Renewable Fuel Standard Program of the Environmental Protection Agency of the United States of America, we are required to blend renewable products for transportation fuels, which led to an increase in renewable blending cost obligations from a higher price of
“Renewal Identification
Numbers.
”

As a result, indications of impairment were identified, and at the end of 2021, impairment tests were carried out on the amount of the investment recognized in Deer Park, and the result was the recognition of a total impairment in the book value of the investment as of December 31, 2021 of Ps. 6,703,324, which is presented as a separate line item in the Statement of Comprehensive Income.
PEMEX determined the fair value of the joint venture under the market approach, with information from an observable transaction between independent parties, duly informed and in a market of free competition. In this observable transaction, the total value of the debt was agreed as the fair value of Deer Park.
In January 2022, PEMEX acquired the remaining
50.005
% interest in Deer Park (see Note 28-F).
Associates

•
Sierrita Gas Pipeline LLC.
This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•
Frontera Brownsville, LLC
. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•
Texas Frontera, LLC
. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•
CH4 Energía, S.A. de C.V.
This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.

•
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.
This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•
Ductos el Peninsular S.A.P.I. de C.V.
This company was created on September 22, 2014. Its primary activity is the construction and operation of an integral transportation system and storage of petroleum products in the Peninsula of Yucatán.